Long-term debt, current and non current, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
[DnbNorBankAsa2010DebtInstrumentMember]
Debt Instrument Line Items
Debt Instrument Issuance Date	Jul. 07, 2010
Debt Instrument Face Amount	$ 40,000
Debt Instrument Description Of Variable Rate Basis	Libor plus a margin of 2.4%
Loan Margin Percentage	2.40%
Debt Instrument Commitment Fees Percentage	0.96%
[DnbNorBankAsa2010DebtInstrumentMember] | [TrancheMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	330
Final Debt Principal Payment	12,080
[DnbNorBankAsa2010DebtInstrumentMember] | [TrancheBMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	330
Final Debt Principal Payment	12,080
[DnbNorBankAsa2011DebtInstrumentMember]
Debt Instrument Line Items
Debt Instrument Issuance Date	May 04, 2011
Debt Instrument Face Amount	85,000
Debt Instrument Description Of Variable Rate Basis	Libor plus a margin of 2.6%
Loan Margin Percentage	2.60%
[DnbNorBankAsa2011DebtInstrumentMember] | [TrancheMember]
Debt Instrument Line Items
Debt Instrument Face Amount	65,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	1,140
Final Debt Principal Payment	37,640
[DnbNorBankAsa2011DebtInstrumentMember] | [TrancheBMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	8
Debt Instrument Frequency Of Periodic Payment	8 quarterly installments
Debt Instrument Periodic Payment Principal	2,500
Percentage Of Borrowings To Market Value	35.00%
[DnbNorBankAsaDebtInstrumentMember]
Debt Instrument Line Items
Longterm Debt Weighted Average Interest Rate	2.77%	2.82%
Debt Instrument Priority	first preferred ship mortgage on the vessels
Debt Instrument Covenant Description	The loans also included restrictions as to changes in management, ownership, additional indebtedness, minimum hull cover, consolidated leverage ratio and minimum liquidity. Furthermore, the Company was not permitted to pay any dividends that would result to an event of default.
Extinguishment Of Debt Amount	65,000
Write Off Of Deferred Debt Issuance Cost	$ 642